SEGMENT AND GEOGRAPHIC REGION INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHIC REGION INFORMATION
The table below summarizes the Company’s segment information for the years presented, which has been recast to conform to the reporting structure in effect after the Segment Reorganization (in millions):

	2020	2019	2018
SALES
Workplace	$814.2	$918.4	$833.5
Lifestyle	422.2	509.7	468.8
Corporate	—	—	—
Knoll, Inc.	$1,236.4	$1,428.1	$1,302.3
INTERSEGMENT SALES (1)
Workplace	$1.3	$3.4	$3.0
Lifestyle	5.0	6.2	7.0
Corporate	—	—	—
Knoll, Inc.	$6.3	$9.6	$10.0
DEPRECIATION AND AMORTIZATION
Workplace	$26.6	$23.6	$20.0
Lifestyle	16.4	14.4	13.6
Corporate	0.3	0.5	0.6
Knoll, Inc.	$43.3	$38.5	$34.2
OPERATING PROFIT
Workplace (2)	$27.9	$85.0	$73.6
Lifestyle (3)	37.4	69.4	65.9
Corporate (3)	(37.7)	(24.6)	(24.3)
Knoll, Inc.(4)	$27.6	$129.8	$115.2
CAPITAL EXPENDITURES (5)
Workplace	$29.2	$38.0	$33.5
Lifestyle	10.7	12.8	7.5
Corporate	1.1	1.1	0.9
Knoll, Inc.	$41.0	$51.9	$41.9
1.Intersegment sales are presented on a cost-plus basis which takes into consideration the effect of transfer pricing between legal entities.
2.Reflects pension settlement charges of $4.8 million, $21.0 million, and $5.7 million during 2020, 2019, and 2018, respectively; restructuring charges of $20.3 million, $0.8 million, and $2.6 million during 2020, 2019, and 2018, respectively; a $12.4 million loss on fair value remeasurement of contingent consideration and a $1.4 million intangible asset impairment charge during 2020.
3.Lifestyle and Corporate results for 2020 reflect restructuring charges of $0.8 million and $7.4 million, respectively. Lifestyle results for 2019 reflect a $6.5 million intangible asset impairment charge. Lifestyle and Corporate results for 2018 reflect charges of $0.6 million and $1.3 million, respectively, related to the acquisition of Muuto.
4.The Company does not allocate interest expense or other (income) expense, net to the reportable segments.
5.The amounts reported above do not account for the change in accrued capital costs during the years ended December 31, 2020, 2019 or 2018.
The Company does not identify or allocate assets by reportable segment, nor does the chief operating decision maker evaluate segments using discrete asset information. Therefore, it is impractical to disclose asset information on a segment basis.
The Company markets its products in the United States and internationally, with its principal international markets being Canada and Europe. The table below contains information about the geographical areas in which the Company operates. Sales are attributed to the geographic areas based on the origin of sale, and property, plant, and equipment, net is based on the geographic area in which the asset resides (in millions):

	United States	Canada	Europe	Other	Consolidated
2020
Sales	$1,013.6	$31.6	$190.8	$0.4	$1,236.4
Property, plant, and equipment, net	186.8	28.9	21.4	—	237.1
2019
Sales	$1,183.6	$37.2	$206.9	$0.4	$1,428.1
Property, plant, and equipment, net	191.3	28.9	18.8	—	239.0
2018
Sales	$1,066.8	$37.3	$197.4	$0.8	$1,302.3
Property, plant, and equipment, net	172.7	26.9	15.4	—	215.0